CRYPTOCURRENCIES	12 Months Ended
Dec. 31, 2025
CRYPTOCURRENCIES
CRYPTOCURRENCIES

15. CRYPTOCURRENCIES

Effective January 1, 2023, the Group has elected to early adopt ASU No. 2023-08. As a result of the adoption of ASU 2023-08, cryptocurrencies are recorded at fair value, and changes in fair value are recognized in Change in fair value of cryptocurrencies, in Operating income (loss) on the Consolidated Statements of Operations and Comprehensive Income (Loss), for the year ended December 31, 2023. As a result of the adoption of ASU 2023-08, the Group recorded a cumulative effect adjustment of RMB1.5 million ($0.2 million) increase to its cryptocurrencies and of RMB1.5 million ($0.2 million) decrease to its Accumulated deficit on the accompanying consolidated balance sheets as of January 1, 2023.

The Group’s cryptocurrencies comprise the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Bitcoins (BTC) <1>	196,680	238,886	34,160
Tether (USDT) <2>	2,154	11,713	1,675
USD Coin (USDC) <4>	—	1,607	230
Filecoin (Fil) <3>	7,296	—	—
Total	206,130	252,206	36,065
Less: Cryptocurrencies, restricted-current	193,938	238,533	34,110
Cryptocurrencies, restricted-Non current	—	—	—
Balance of Cryptocurrencies, current	12,192	13,673	1,955

Rollforward Activity of Cryptocurrencies

The following table presents rollforward information about cryptocurrencies from January 1, 2024 to December 31, 2025:

	BTC		USDT		ETH		FIL		USDC		Total
	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB
		in thousands		in thousands		in thousands		in thousands		in thousands	in thousands
Balance as of January 1, 2024	306	92,205	218,390	1,547	80	1,302	273,289	12,907	—	—	107,961
Receipt of BTC from Cryptocurrency Mining, net	262	110,739	—	—	—	—	—	—	—	—	110,739
Receipt of FIL from Cryptocurrency mining	—	—	—	—	—	—	46,780	2,033	—	—	2,033
Receipt of ETH from operating activities	—	—	—	—	0	4	—	—	—	—	4
Receipt of BTC from operating activities	4	1,107	—	—	—	—	—	—	—	—	1,107
Receipt of BTC and USDT from exchange of other cryptocurrencies	17	8,814	8,001,784	56,904	—	—	—	—	—	—	65,718
Receipt of USDT from BTC Mortgage borrowing, net of deferred loan cost of RMB 0.9 million	—	—	12,262,164	87,296	—	—	—	—	—	—	87,296
Proceeds from disposal of mining machines	—	—	319,600	2,283	—	—	—	—	—	—	2,283
Payment for operating activities	(14)	(8,238)	(13,480,935)	(95,944)	—	—	(112)	(4)	—	—	(104,186)
Sale of cryptocurrencies for cash	(145)	(64,472)	(6,260,051)	(44,551)	—	—	—	—	—	—	(109,023)
Sale of cryptocurrencies for other cryptocurrencies	(143)	(53,250)	(593,419)	(4,215)	(80)	(1,905)	(119,410)	(6,339)	—	—	(65,709)
Interest expense	—	—	(167,903)	(1,194)	—	—	—	—	—	—	(1,194)
Exchange gain for RMB/USD translation	—	—	—	28	—	—	—	—	—	—	28
Realized gain on sale/exchange of cryptocurrencies	—	58,027	—	—	—	683	—	2,073	—	—	60,783
Change in fair value of cryptocurrencies	—	51,748	—	—	—	(84)	—	(3,374)	—	—	48,290
Balance as of December 31, 2024	287	196,680	299,630	2,154	—	—	200,547	7,296	—	—	206,130
Less: Cryptocurrencies, restricted	273	187,273	—	—	—	—	183,212	6,665	—	—	193,938
Balance of Cryptocurrencies	14	9,407	299,630	2,154	—	—	17,335	631	—	—	12,192
Receipt of BTC from Cryptocurrency Mining, net	79	56,352	—	—	—	—	—	—	—	—	56,352
Receipt of FIL from Cryptocurrency mining	—	—	—	—	—	—	11,862	257	—	—	257
Receipt of USDC from operating activities	—	—	—	—	—	—	—	—	2,241,159	15,933	15,933
Receipt of USDC and USDT from exchange of other cryptocurrencies	—	—	2,345,532	16,837	—	—	—	—	6,839	49	16,886
Receipt of USDT from BTC Mortgage borrowing, net of deferred loan cost of RMB 3.5 million	—	—	24,581,924	176,214	—	—	—	—	—	—	176,214
Receipt of BTC and USDT from investors	60	33,937	600,010	4,263	—	—	—	—	—	—	38,200
Proceeds from disposal of mining machines	—	—	230,000	1,651	—	—	—	—	—	—	1,651
Payment for operating activities	(0)	(3)	(10,348,628)	(73,959)	—	—	—	—	(2,019,385)	(14,348)	(88,310)
Repayment of BTC Mortgage borrowing	—	—	(8,051,844)	(57,225)	—	—	—	—	—	—	(57,225)
Sale of cryptocurrencies for cash	(20)	(13,245)	(7,622,011)	(54,703)	—	—	—	—	—	—	(67,948)
Sale of cryptocurrencies for other cryptocurrencies	(19)	(12,439)	(6,836)	(49)	—	—	(212,409)	(4,398)	(12)	(0)	(16,886)
Interest expense	—	—	(361,288)	(3,127)	—	—	—	—	—	—	(3,127)
Exchange loss for RMB/USD translation	—	—	—	(343)	—	—	—	—	—	(27)	(370)
Realized gain and (loss) on sale/exchange of cryptocurrencies	—	13,695	—	—	—	—	—	(3,068)	—	—	10,627
Change in fair value of cryptocurrencies	—	(36,091)	—	—	—	—	—	(87)	—	—	(36,178)
Balance as of December 31, 2025	387	238,886	1,666,489	11,713	—	—	—	—	228,601	1,607	252,206
Less: Cryptocurrencies, restricted	386	238,533	—	—	—	—	—	—	—	—	238,533
Balance of Cryptocurrencies	1	353	1,666,489	11,713	—	—	—	—	228,601	1,607	13,673

<1> Bitcoins (BTC)

Since February 2021, the Group has generated Bitcoin mining revenues through provision of computing power, or hash rate, in crypto asset transaction verification services to Bitcoin mining pools. In exchange for that, the Group is entitled to receive a fractional share of the Bitcoin award from the Bitcoin mining pools. The transaction consideration received is noncash consideration, which the Group measures at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will occur, and we are able to calculate the payout based on the contractual formula, noncash consideration is estimated and recognized based on the spot price of Bitcoin determined using our principal market for Bitcoin at the inception of each contract, which is on a daily basis. As of December 31, 2023, the Group owned 306 Bitcoins, included 38 Bitcoins pledged. As of December 31, 2023, the fair value of the pledged Bitcoins was approximately RMB 11.4 million (US$ 1.6 million). A total of 38 BTC was pledged as of December 31, 2023, which consisted of the current portion of 30 BTC with a value of approximately RMB 9.1 million (US$ 1.3 million) and the non-current portion of 8 BTC with a value of approximately RMB 2.4 million (US$ 0.3 million). All of the 38 pledged Bitcoins were released in 2024.

In 2024, the Company signed six pledged loan contracts with Equities First Holdings, LLC. A total of 273 Bitcoins were pledged to obtain a loan of US$12.5 million. As of December 31, 2024, the Group owned 287 Bitcoins, which included 273 Bitcoins pledged. As of December 31, 2024, the fair value of the pledged Bitcoins was approximately RMB 187.3 million (US$ 26.8 million).

In 2025, the Company signed eight pledged loan contracts with Equities First Holdings, LLC. A total of 386 Bitcoins were pledged to obtain a loan of US$25.1 million. As of December 31, 2025, the Group owned 387 Bitcoins, which included 386 Bitcoins pledged. As of December 31, 2025, the fair value of the pledged Bitcoins was approximately RMB 238.5 million (US$ 34.1 million).

<2> Tether (USDT)

Tether is a stablecoin because it was originally designed to always be worth US$1. Since the Group turned the business focus to blockchain industry, from time to time the Group needs to make certain payments in USDT. Therefore, the Group uses US$ to purchase USDT from time to time. As of December 31, 2024 and 2025, the Group owned 299,630 and 1,666,489 USDT, respectively.

<3>Filecoin (Fil)

Among these cryptocurrencies, the Group had pledged 110 Bitcoins and 1,500,000 USDT to a third party company for the cooperation on Filecoin mining. Since March 2021, the Group started the mining of Filecoin. Unlike other cryptocurrency mining, Filecoin mining on the main network requires miners not only to contribute mining machines with computing storage space, but miners also need to pledge a certain amount of Filecoins to the main network to start the Filecoin mining. Then the Filecoin main network will reward the miners with Filecoin awards. As such, the Group cooperated with a third-party company where the Group contributed mining machines and the third party contributed Filecoins for pledging to the Filecoin main network. Under this mining cooperation, the Group pledged 110 Bitcoins and 1,500,000 USDT to the third party as security to ensure the third party can receive Filecoins being mined according to the agreed distribution schedule. As of December 31, 2021, all the Filecoins being mined were distributed to the third party according to the agreed distribution schedule and the Group did not own Filecoin as of December 31, 2021. Since it is not probable that a significant reversal of cumulative revenue will not occur, the Group had not recognized any Filecoin mining revenue as of December 31, 2021. The Group started to own the Filecoins being mined from January 1, 2022. The Group started to recognize Filecoin mining revenue and the Filecoin at fair value on the date the Group receives and owns the Filecoin awards. Based on the agreed mining distribution schedule with the third party company, 40 Bitcoins and 1,500,000 USDT were released from the pledge in 2021, nil released in 2022, and 32 Bitcoins were released from the pledge in 2023, with the remaining 38 Bitcoins were released in 2024. As of December 31, 2024, the Group owned 200,547 Filecoin, including 183,212 Filecoin pledged as of December 31, 2024. The fair value of the pledged Filecoin was approximately RMB 6.7 million (US$ 1.0 million). As of December 31, 2025, all the remaining Filecoin and associated pledges were fully released. As of December 31, 2024 and 2025, the Group owned 200,547 and zero Filecoin, respectively.

<4> USD Coin (USDC)

USD Coin is a stablecoin because it was originally designed to always be worth US$1. Since the Group turned the business focus to blockchain industry, from time to time the Group needs to make certain payments in USDC. As of December 31, 2024 and 2025, the Group owned zero and 228,601 USDC, respectively.

Cryptocurrencies, (including Bitcoin, Tether, Filecoin, Ethereum and USD Coin) are included in current assets in the accompanying balance sheets. Cryptocurrencies purchased are recorded at cost and Cryptocurrencies awarded to the Group through its mining activities are accounted for in connection with the Group’s revenue recognition policy as disclosed in Note 2 above. Prior to the adoption of ASU 2023 - 08, Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives, thus they should not be amortized but should be tested for impairment on annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the indefinite-lived asset is impaired. Impairment of cryptocurrency existed when the carrying amount exceeded its fair value, which was measured using the intraday lowest quoted price of the Cryptocurrencies at the time its fair value was being measured on any day subsequent to its acquisition and an impairment charge were recognized. The Group monitored and tracked the Cryptocurrencies price on a daily basis and recognized the impairment charge whenever there were observable transactions in which the carrying amount of the Cryptocurrencies exceeded their fair value at any time. To the extent an impairment loss was recognized, the loss established the new cost basis of the Cryptocurrencies. Subsequent reversal of impairment losses is not permitted.

Effective January 1, 2023, the Company early adopted ASU 2023-08, which requires entities to measure crypto assets at fair value with changes recognized in the Consolidated Statement of Operations and Comprehensive Income (Loss) at and for each reporting period. The Company’s cryptocurrencies are within the scope of ASU 2023-08 and the transition guidance requires a cumulative-effect adjustment as of the beginning of the current year for any difference between the carrying amount of the Company’s cryptocurrencies at fair value. As a result of the Company’s early adoption of ASU 2023-08, the Company recorded a $1.5 million cryptocurrencies decrease to accumulated deficit and an increase for the same amount to the Cryptocurrencies account balance on the Consolidated Balance Sheets as of the adoption date, January 1, 2023.